______________________________________________________________________

                                TABLE OF CONTENTS
______________________________________________________________________


   USAA Family of Funds...........................................1
   Message from the President.....................................2
   Investment Review..............................................4
   Message from the Managers......................................5
   Financial Information:
      Statement of Assets and Liabilities.........................8
      Portfolio of Investments in Securities......................9
      Notes to Portfolio of Investments in Securities............22
      Statement of Operations....................................23
      Statements of Changes in Net Assets........................24
      Notes to Financial Statements..............................25

______________________________________________________________________




                        IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA World Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1997, USAA. All rights reserved.









USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of December 31, 1996.


========================================================================================================
                                                                Average Annual Total Return*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception

========================================================================================================

  Capital Appreciation
  Aggressive Growth                     10/19/81       16.47        11.45         13.12           -
  Emerging Markets(1)                    11/7/94       16.59         -             -              4.84
  Gold(1)                                8/15/84        0.00         6.57           .93           -
  Growth                                  4/5/71       17.80        13.69         13.24           -
  Growth & Income                         6/1/93       23.04         -             -             16.24
  International(1)                       7/11/88       19.15        13.09          -             10.60
  S&P 500 Index(4)                        5/1/96        -            -             -             16.83+
  World Growth(1)                        10/1/92       19.08         -             -             13.66

  Asset Allocation
  Balanced Strategy                       9/1/95       13.45         -             -             12.49
  Cornerstone Strategy(1)                8/15/84       17.87        12.69         10.70           -
  Growth and Tax Strategy(2)**           1/11/89       11.12         9.64          -              9.97
  Growth Strategy(1)                      9/1/95       22.13         -             -             21.47
  Income Strategy                         9/1/95        3.00         -             -              9.72

  Income - Taxable
  GNMA                                    2/1/91        2.94         6.43          -              7.66
  Income                                  3/4/74        1.33         7.33          9.25           -
  Income Stock                            5/4/87       18.70        12.76          -             12.78
  Short-Term Bond                         6/1/93        6.31         -             -              5.60

  Income - Tax Exempt
  Long-Term(2)**                         3/19/82        4.47         6.87          7.37           -
  Intermediate-Term(2)**                 3/19/82        4.49         6.89          7.09           -
  Short-Term(2)**                        3/19/82        4.44         4.94          5.45           -
  California Bond(2)**                    8/1/89        5.39         7.29          -              7.65
  Florida Tax-Free Income(2)**           10/1/93        4.38         -             -              3.69
  New York Bond(2)**                    10/15/90        3.73         6.61          -              8.35
  Texas Tax-Free Income(2)**              8/1/94        5.25         -             -              9.44
  Virginia Bond(2)**                    10/15/90        5.06         7.09

  Money Market
  Money Market(3)                         2/2/81        5.24         4.37          5.84           -
  Tax Exempt Money Market(2,3)**          2/6/84        3.34         3.04          4.21           -
  Treasury Money Market Trust(3)          2/1/91        5.10         4.16          -              4.32
  California Money Market(2,3)**          8/1/89        3.27         2.93          -              3.64
  Florida Tax-Free Money Market(2,3)**   10/1/93        3.24         -             -              3.01
  New York Money Market(2,3)**          10/15/90        3.20         2.79          -              3.07
  Texas Tax-Free Money Market(2,3)**      8/1/94        3.25         -             -              3.32
  Virginia Money Market(2,3)**          10/15/90        3.17         2.87          -              3.20


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and dis-tributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) Some income may be subject to state or local taxes or the federal alter-native minimum tax.

(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(4) S&P 500(registered trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or
promoted by Standard & Poor's,   and  Standard  &  Poor's  makes  no
representation   regarding  the  advisability of investing in the product.

* Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.

+  Cumulative total return since inception.





                             MESSAGE FROM THE PRESIDENT

On January 29, 1995, my wife and I became grandparents. Karl Joseph Marbach was born to Alexandra, my wife's daughter, and her husband Keith Marbach. When my wife learned of the name Alexandra and Keith had chosen, she smiled. She noted that my middle names are Joseph Carl, and she said, "I think this kid's college education is secure."
                                              -- May 31,  1995  Annual  Report

In the May 31, 1995, annual report, my message centered on regular, systematic investing, and I told you I was going to practice something I had preached for many years. I introduced you to my grandson, Karl Joseph, and told you I had set up an InveStart(Registered Trademark) account for his college expenses. This is a progress report.

By the time you read this message, Karl Joseph will be 24 months old -- a good time for an update. As you might expect me to say, Karl Joseph is a very bright guy. He is one of the few people whom our wire-haired dachshund, Brunhilde, will tolerate. We have found that Bruni is a discerning judge of people! One of Karl's favorite things is watching me toss grapes and catch them in my mouth. He loves stuffed animals, swimming, and his grandmother's cooking. I'm very pleased to say that his progress is just as I expected.

I'm also pleased to let you know that his education fund is progressing well too. I opened an InveStart account for Karl on June 2, 1995, in the Income Stock Fund. The NAV then was $14.77, and at this writing it is well over $16.00. In addition to my $100 initial investment, there have now been 17 electronic transfers of $50 into the account. That totals $950, and an interesting thing has happened. The account is worth much more than $950 because, in addition to dividends and appreciation, it has attracted other money. This is a college account and a great cause. Karl is surprisingly well on his way.

There is a lesson here. Funding a college education is a challenge, but starting early with an account like this is an excellent step. It provides a place for a few extra dollars that show up on special occasions.

"Secure" may be an exaggeration, but I did decide to practice one thing I have preached for many years ... I opened an InveStart (Registered Trademark) account for Karl Joseph.
                                                 -- May 31, 1995 Annual Report

We originally intended it for young USAA members as a good way to start investing. We found, however, that many grandparents were using it as I just did.
                                                 -- May 31, 1995 Annual Report

I do practice what I preach. Systematic investing makes sense, and InveStart has an expanded lineup of available funds. I encourage you to look at your investment as you study the information in this report, and if you are not investing regularly, please consider if it may be appropriate for you.

If you have any questions about our systematic investment plans or any of our other mutual funds, please call. Your team of account representatives will be glad to assist you with any questions you may have.

Sincerely,


Michael J.C. Roth
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD

[Photograph of Michael J.C. Roth, President and Vice Chairman of the Board appears here.]

A systematic plan, such as InveStart, does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue purchases through periods of low and high price levels.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses please call for a prospectus. Read it carefully before you invest.

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





                             INVESTMENT REVIEW

WORLD GROWTH FUND

OBJECTIVE: Capital Appreciation.

TYPES OF INVESTMENTS: At least 65 percent of the Fund's assets are invested in common stocks and other equity securities of both foreign and domestic issuers, including securities which are convertible into common stocks and REITs. The remainder of the Fund's assets may be invested in U.S. government guaranteed securities which mature in less than one year and in repurchase agreements collateralized by such securities.

                                               5/31/96           11/30/96
 Net Assets................................  $267.2 MILLION    $265.7 Million
  Net Asset Value Per Share.................   $15.50             $15.26


Average Annual Total Returns as of 11/30/96
  May 31, 1996 to November 30, 1996....................            5.33 %**
  1 Year...............................................           21.66 %
  Since inception on October 1, 1992...................           13.81 %

** Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 10/1/92 to 11/30/96, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: USAA World Growth Fund -$17,172 and the Morgan Stanley Capital Index -World -$18,248.]





  The graph illustrates how a $10,000 hypothetical investment in the USAA World Growth Fund compares to its benchmark, the Morgan Stanley Capital Index
(MSCI)-World,  an  unmanaged  index which  reflects the movements  of  world
stock  markets  by   representing  a  broad  selection  of domestically  listed companies  within each market.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                              MESSAGE FROM THE MANAGERS



[A photo of the Portfolio Managers appears here:
   From L to R: R. David Ullom (Domestic Stocks),
   David G. Peebles (Allocation Manager, Foreign Stocks),
   Albert C. Sebastian (Foreign Stocks), and W. Travis Selmier, II (Foreign Stocks).]


Market Conditions

While past performance is no guarantee of future results, the World Growth Fund has closely tracked the Lipper Global Fund Index 1 return of 5.4% for the six-month period ended November 30, 1996. European market performance was favorable while emerging markets were mixed. Our underweighted position in Japan has proved correct as returns were negative.

Europe
The European markets continued to provide favorable returns over the period primarily because of declining interest rates and further corporate restructuring. Both short- and long-term rates declined across Europe, particularly in Sweden, Italy, Spain, and Portugal, as central banks continued to ease credit and the inflation outlook improved. Our holdings in the Netherlands and Scandinavian countries made significant contributions to our European performance.

Japan
Concerns stated six months ago - an anemic economy, problems within the banking system, lack of local investor participation, and political uncertainty - still exist. Reducing our exposure to Japan and concentrating on export-related stocks proved to be a favorable strategy. With the current conditions, we hesitate to change our underweighted position in Japan.

(1) Lipper Analytical Services in an independent organization that monitors the performance of mutual funds.

Emerging Markets
Spring rallies of most emerging markets ran out of steam during the summer, with the exceptions of Hong Kong, China, Taiwan, Brazil, and Hungary. Economic growth continued in most Latin American, Eastern European, and Mediterranean countries, but many Asian economies slowed. Moderate global economic growth plus continued foreign direct investment and expanding international trade should lead to some recovery in Asian markets and help underpin Latin American and Eastern European markets next year.

United States
During the six months ended November 30, 1996, we have maintained our 25% weighting for U.S. stocks. Although concerned with the valuation of the U.S. stock market in general, we believe that there are still selected areas that fit our strategy.

As holdings were reduced in the automobile, tobacco, and aerospace sectors, funds raised were allocated to increase the Fund's exposure to energy (oil drilling and oil well equipment and services) and semiconductors. We continue to hold a positive growth outlook for both of these sectors and believe that the oil services sector could experience an extended period of earnings growth.

Outlook
For 1997, we expect continued economic improvement in Europe to provide a favorable international investment climate. A rebound in many of the emerging markets is anticipated with only selective opportunities in Japan. The portfolio continues to be overweighted in emerging markets, Europe, and other developed markets at the expense of Japan.



Top 10 Equity Holdings
   (% of Net Assets)
  -------------------

Elf Aquitaine ADS              1.2
Ciba Geigy AG                  1.2
Autoliv AB                     1.1
Nokia ADS                      1.1
Verenigd Besit VNU             1.1
VA Technologie AG              1.1
Canadian National Railway      1.0
ING Group N.V.                 1.0
Telefonica de Espana S.A. ADR   .9
Terumo                          .9





         Top 10 Industries
        (%of Net Assets)
         ----------------

Healthcare                     8.9
Telecommunications             7.9
Oil                            7.6
Banks                          6.9
Retail                         5.3
Electronics                    3.8
Publishing                     2.6
Conglomerates                  2.5
Automobiles                    2.3
Auto Parts                     2.3




[A pie chart is shown here depicting the Asset Allocation as of November
 30, 1996 of the USAA World Growth Fund to be: Japan 11.5%, United Kingdom-5.5%, France - 4.3%, Netherlands - 3.4%, Sweden -3.1%, Denmark - 2.7%, Canada -4.1%, United States - 24.9%, Australia - 2.3%, Germany - 2.7%, Switzerland - 2.6%, Italy -2.2% and Other -31.1%.]





Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 9 for a complete listing of the Portfolio of Investments in Securities.





World Growth Fund
Statement of Assets and Liabilities
(In Thousands)

November 30, 1996
(Unaudited)

Assets
   Investments in securities, at market value (identified cost of $213,905)                  $  266,662
   Cash                                                                                              61
   Cash denominated in foreign currencies (identified cost of $329)                                 329
   Receivables:
      Capital shares sold                                                                           258
      Dividends and interest                                                                        545
      Securities sold                                                                               641
      Unrealized appreciation on foreign currency contracts held, at value                            1
                                                                                               ---------
         Total assets                                                                           268,497
                                                                                               ---------
Liabilities
   Securities purchased                                                                           2,402
   Unrealized depreciation on foreign currency contracts held, at value                              13
   Capital shares redeemed                                                                           87
   USAA Investment Management Company                                                               160
   USAA Transfer Agency Company                                                                      58
   Accounts payable and accrued expenses                                                             81
                                                                                                 -------
         Total liabilities                                                                        2,801
                                                                                                 -------
            Net assets applicable to capital shares outstanding                              $  265,696
                                                                                                ========

Represented by:
   Paid-in capital                                                                           $  211,927
   Accumulated undistributed net investment income                                                  675
   Accumulated net realized gain on investments                                                     336
   Net unrealized appreciation of investments                                                    52,757
   Net unrealized appreciation on foreign currency translations                                       1
                                                                                               ---------
            Net assets applicable to capital shares outstanding                              $  265,696
                                                                                               =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                               17,415
                                                                                               ==========
   Net asset value, redemption price, and offering price per share                           $    15.26
                                                                                               ==========


See accompanying notes to financial statements.








World Growth Fund
Portfolio of Investments in Securities

November 30, 1996
(Unaudited)

                                                                     Market
    Number                                                           Value
   of Shares                   Security                              (000)
   ---------                ---------------                         --------

                           Foreign Securities (70.8%)
                          Foreign Common Stocks (68.0%)

               Argentina (0.9%)
       24,100  Disco S.A. ADS *                                  $    606
       18,208  IRSA Inversiones y Representaciones S.A. GDS           564
       80,000  Quilmes Industrial (Quinsa) S.A. ADS                   830
       20,000  Telefonica de Argentina S.A. ADR                       510
                                                                 -----------
                                                                    2,510
                                                                 -----------

               Australia (1.6%)
       75,000  Broken Hill Proprietary Co. Ltd.                     1,100
      474,800  CSL Ltd.                                             2,450
      427,400  National Mutual Holdings Ltd. *                        602
                                                                  ----------
                                                                    4,152
                                                                  ----------

               Austria (1.1%)
       17,800  VA Technologie AG                                    2,801
                                                                  ----------

               Belgium (0.9%)
        5,500  Colruyt S.A.                                         2,456
                                                                  ----------
               Canada (4.1%)
       44,000  Alliance Forest Products, Inc. *                       803
       58,300  Anderson Exploration Ltd. *                            750
      375,000  Beau Canada Exploration Ltd. *                         667
       63,500  Canadian National Railway Co.                        2,611
      108,800  Canadian Occidental Petroleum Ltd.                   1,932
      160,000  National Bank of Canada                              1,703
       76,000  OSF, Inc. *                                            733
       41,200  Suncor, Inc.                                         1,726
                                                                   --------
                                                                   10,925
                                                                   --------

               Chile (0.7%)
       17,100  Madeco S.A. ADS                                        406
       48,000  Maderas y Sinteticos S.A. ADS                          654
       15,000  Sociedad Quimica y Minera de Chile S.A. ADS            780
                                                                   --------
                                                                    1,840
                                                                   --------

               China (0.4%)
      340,000  New World Infrastructure Ltd. *                      1,011
                                                                   --------

               Colombia (0.2%)
       75,000  Banco de Colombia GDS                                  581
                                                                   ---------

               Czech Republic (0.4%)
       21,200  Komercni Banka A.S. GDR                                541
        5,700  SPT Telecom A.S. *                                     644
                                                                   ---------
                                                                    1,185
                                                                   ---------

               Denmark (2.7%)
       32,500  Carli Gry International A/S *                        1,638
        3,600  InWear Group A/S *                                     163
       43,000  ISS International Service System A/S "B"             1,189
        6,280  Novo Nordisk A/S "B"                                 1,162
       22,550  Tele Danmark A/S "B"                                 1,125
       35,000  Tele Danmark A/S ADS                                   875
       20,000  Unidanmark A/S                                         998
                                                                  ----------
                                                                    7,150
                                                                  ----------

               Egypt (0.2%)
       27,100  Suez Cement Co. S.A.E. GDS *                           435
                                                                  ----------

               Finland (1.4%)
       53,000  Nokia Corp. ADS                                      2,975
       13,760  Raision Tehtaat                                        811
                                                                  ----------
                                                                    3,786
                                                                  ----------

               France (4.3%)
       60,700  Coflexip ADS *                                       1,631
       75,000  Elf Aquitaine ADS                                    3,291
       20,000  Eramet Group                                         1,059
        7,000  Essilor International                                2,015
       18,500  Louis Dreyfus Citrus *                                 626
        5,500  Pathe S.A. *                                         1,285
        5,987  Roussel-Uclaf                                        1,569
                                                                   ---------
                                                                   11,476
                                                                   ---------

               Germany (2.7%)
       14,900  Adidas AG                                            1,293
       32,400  Deutsche Telekom AG ADR *                              692
       24,300  Leica Camera AG *                                      758
       67,700  Rofin-Sinar Technologies, Inc. *                       872
        7,200  SAP ADS                                                990
       42,250  Veba AG                                              2,471
                                                                 -----------
                                                                    7,076
                                                                 -----------

               Hong Kong (1.4%)
    1,080,000  Amoy Properties Ltd.                                  1,509
       33,000  Asia Satellite Telecommunications Holdings Ltd. ADR*    837
      550,000  Hong Kong Telecommunications Ltd.                       953
      172,000  Varitronix International Ltd.                           319
                                                                 -----------
                                                                     3,618
                                                                 -----------

               Hungary (0.3%)
       60,000  Mol Magyar Olay Es Gazipari GDS                         687
                                                                  -----------

               India (0.7%)
       33,000  Hindalco Industries Ltd. GDR                            673
       75,000  Larsen & Toubro Ltd. GDR                              1,088
                                                                  ----------
                                                                     1,761
                                                                  ----------

               Indonesia (1.0%)
      450,000  PT Asahimas Flat Glass Co. Ltd.                         302
    1,062,000  PT Bank Dagang Nasional Indonesia                     1,053
      130,000  PT HM Sampoerna                                         663
      470,000  PT Jaya Real Property                                   601
                                                                   ---------
                                                                     2,619
                                                                   ---------

               Israel (1.1%)
       32,300  Blue Square - Israel Ltd. ADS *                         456
       40,000  Koor Industries Ltd. ADS                                695
       40,200  Teva Pharmaceutical Industries Ltd. ADS               1,860
                                                                   ---------
                                                                     3,011
                                                                   ---------

               Italy (2.2%)
      101,000  Arnoldo Mondadori Editore S.p.A.                        848
       36,700  Eni S.p.A. ADS                                        1,927
       55,100  Instrumentation Laboratory S.p.A. ADS *                 661
      755,000  Olivetti and C., S.p.A. *                               266
       27,700  SAES Getters S.p.A. ADR *                               296
      572,000  STET S.p.A.                                           1,758
                                                                   ----------
                                                                     5,756
                                                                   ----------

               Japan (10.9%)
       65,000  Bridgestone Corp.                                     1,198
      105,000  Canon, Inc.                                           2,213
       55,000  Daibiru Corp.                                           642
       58,000  Higo Bank                                               402
      150,000  Hitachi Ltd.                                          1,396
       80,000  Honda Motor Co. Ltd.                                  2,360
       43,000  Hoya Corp.                                            1,612
       32,000  Ito-Yokado Co. Ltd.                                   1,616
       18,000  Kyocera Corp.                                         1,157
       73,700  Laox Co. Ltd.                                         1,132
      205,000  Minebea Co. Ltd.                                      1,749
      217,000  Mitsubishi Heavy Industries Ltd.                      1,772
      126,000  Mitsubishi Paper Mills Ltd.                             589
        5,000  Nippon Television Network                             1,501
      530,000  NKK Corp. *                                           1,303
      104,000  Nomura Securities Co. Ltd.                            1,753
           44  NTT Data Communications Systems Corp.                 1,306
      152,000  Shiseido Co. Ltd.                                     1,828
      190,000  Terumo Corp.                                          2,502
       35,000  Tostem Corp.                                          1,008
                                                                   ---------
                                                                    29,039
                                                                   ---------

               Korea (0.6%)
       21,000  Korea Electric Power Corp.                              671
      10,009   Samsung Electronics Co. Ltd.                            755
        1,024  Samsung Electronics Co. Ltd. (New) *                     75
          100  Samsung Electronics Co. Ltd. GDR *                        5
                                                                    --------
                                                                     1,506
                                                                    --------

               Malaysia (0.8%)
      110,000  Edaran Otomobil Nasional Bhd                          1,084
      112,000  Telekom Malaysia Bhd                                  1,019
                                                                    --------
                                                                     2,103
                                                                    --------

               Mexico (1.9%)
      720,000  Controladora Comercial Mexicana, S.A. de C.V. *         648
       14,000  Controladora Comercial Mexicana, S.A. de C.V. GDR *     252
       53,183  Desc, Sociedad de Fomento Industrial, S.A. de C.V.
                 ADS*                                                1,150
       41,000  Panamerican Beverages, Inc. "A"                       1,917
       87,000  Tubos de Acero de Mexico, S.A. ADS *                  1,185
                                                                   ---------
                                                                     5,152
                                                                   ---------

               Netherlands (3.4%)
       21,000  EVC International N.V.                                  653
       52,600  Forasol-Foramer N.V. *                                  947
       72,650  ING Group N.V.                                        2,545
        9,400  Oce-van der Grinten N.V.                              1,025
       23,000  Philips Electronics N.V.                                931
      145,100  Verenigd Besit VNU                                    2,962
                                                                   ----------
                                                                     9,063
                                                                   ----------

               Norway (1.1%)
      573,000  Christiania Bank og Kreditkasse                       1,759
       84,000  Nycomed ASA *                                         1,230
                                                                   ----------
                                                                     2,989
                                                                   ----------

               Peru (0.3%)
       37,100  Telefonica del Peru S.A. "B" ADS                        719
                                                                   ----------

               Philippines (0.6%)
    2,500,000  Megaworld Properties *                                  975
       27,150  Metropolitan Bank and Trust Co.                         630
                                                                   ----------
                                                                      1,605
                                                                   ----------

               Poland (0.5%)
       80,000  Elektrim S.A.                                            729
      109,922  Polifarb-Cieszyn S.A.                                    555
                                                                   ----------
                                                                      1,284
                                                                   ----------

               Portugal (1.5%)
       69,200  Banco Totta E Acores S.A. *                            1,219
       42,600  Cimentos de Portugal *                                   890
       67,900  Portugal Telecom, S.A. ADS                             1,799
                                                                    ---------
                                                                      3,908
                                                                    ---------

               Russia (0.2%)
       36,600  RAO Gazprom ADR *                                        660
                                                                    ---------

               Singapore (1.1%)
       99,000  Keppel Corp. Ltd.                                        770
      190,000  Overseas Union Bank Ltd.                               1,395
      150,000  Singapore Land Ltd.                                      861
                                                                     --------
                                                                      3,026
                                                                     --------

               South Africa (1.3%)
      172,100  Gencor Ltd.                                              612
      272,030  Malbak Ltd.                                            1,298
       47,317  Nedcor Ltd. GDR                                          698
       34,200  South African Breweries Ltd.                             863
                                                                     --------
                                                                      3,471
                                                                     --------

               Spain (2.0%)
      102,000  Autopistas del Mare Nostrum S.A.                       1,575
       11,100  Corporacion Mapfre                                       587
       38,200  Telefonica de Espana S.A. ADR                          2,521
       27,948  Vallehermoso S.A.                                        581
                                                                    ---------
                                                                      5,264
                                                                    ---------

               Sweden (3.1%)
       18,080  ABB AB "A"                                             2,092
       69,000  Autoliv AB                                             3,031
       36,800  Nordbanken AB                                          1,041
       89,300  Volvo AB                                               1,961
                                                                    ---------
                                                                      8,125
                                                                    ---------

               Switzerland (2.6%)
        2,580  Ciba Geigy AG                                          3,193
       11,600  Oerlikon Buhrle AG *                                   1,197
          500  SGS Group AG                                           1,157
        1,789  Sulzer AG P.C.                                         1,029
       28,600  Tag Heuer International S.A. ADS *                       400
                                                                    ---------
                                                                      6,976
                                                                    ---------

               Taiwan (1.2%)
    1,233,075  China Steel Corp.                                      1,135
      708,241  Far East Department Store *                              943
      720,000  Microtek International, Inc. *                         1,186
                                                                    ---------
                                                                      3,264
                                                                    ---------

               Thailand (0.4%)
      112,600  Finance One Public Co.                                   322
      255,000  Krung Thai Bank                                          729
                                                                    ----------
                                                                      1,051
                                                                    ----------

               Turkey (0.3%)
    3,030,000  Erciyas Biracilik ve Malt Sanayi A.S.                    355
    1,201,000  Olmuksa Mukavva Sanayi ve Ticaret A.S.                   144
   13,424,500  Yapi Ve Kredi Bankasi A.S.                               341
                                                                    -----------
                                                                        840
                                                                    -----------

               United Kingdom (5.5%)
      418,000  Bank of Scotland                                       2,052
       93,000  Comcast UK Cable Partners Ltd. *                       1,267
      490,000  Corporate Services Group plc                           1,384
       71,400  DFS Furniture Co. plc                                    687
       10,700  Dr. Solomon's Group plc ADS *                            185
       75,000  Harvey Nichols plc *                                     446
      235,000  Northern Ireland Electricity plc                       1,403
      600,000  Thistle Hotels plc *                                   1,755
      455,000  Tomkins plc                                            1,901
       36,400  Vodafone Group plc ADR                                 1,574
      508,000  WPP Group plc                                          1,883
                                                                   -----------
                                                                     14,537
                                                                    ----------

               Venezuela (0.1%)
       15,200  Compania Anonima Nacional Telefonos De Venezuela ADS *   386
                                                                     --------

               Other Holdings (0.3%)
      815,000  Central European Growth Fund plc                         836
      297,000  Central European Growth Fund plc Warrants *               55
                                                                     --------
                                                                        891
                                                                    ---------
               Total foreign common stocks (cost: $147,087)         180,695
                                                                    ---------


                     Foreign Preferred Stocks (2.2%)

               Australia (0.7%)
      651,500  Village Roadshow Ltd.                                  1,882
                                                                   ----------

               Brazil (1.4%)
   49,400,000  Companhia Energetica de Minas Gerais (Cemig)           1,571
    8,000,000  Petroleo Brasileiro S.A.                               1,094
   12,300,000  Telebras PN                                              931
                                                                  -----------
                                                                      3,596
                                                                  -----------

               Korea (0.1%)
        3,511  Samsung Electronics Co. Ltd. GDR                          81
       11,650  Samsung Electronics Co. Ltd. GDS                         297
                                                                  -----------
                                                                        378
                                                                  -----------

               Total foreign preferred stocks (cost: $4,412)          5,856
                                                                  -----------



   Principal
    Amount
     (000)
    -------

                               Foreign Bond (0.6%)

               Japan
   $  1,450    MBL International Finance (Bermuda) Trust, Convertible
                 Notes,  3.00%, 11/30/02 (cost: $1,486)                1,600
                                                                      -------
               Total foreign securities (cost: $152,985)              188,151
                                                                      --------





                                                                       Market
     Number                                                            Value
    of Shares                 Security                                  000
   -----------                --------                                --------

                             Domestic Stocks (24.9%)
               Aerospace/Defense (1.9%)
       40,000  B.F. Goodrich Co.                                  $     1,795
        9,000  Boeing Co.                                                 895
       14,000  Precision Castparts Corp.                                  656
       25,000  Rockwell International Corp.                             1,606
                                                                      ---------
                                                                        4,952
                                                                      ---------

               Aluminum (0.5%)
       22,000  Aluminum Co. of America                                  1,400
                                                                      ---------

               Auto Parts (0.3%)
       22,000  Lear Corp. *                                               789
                                                                      ---------

               Automobiles (0.3%)
       25,000  Ford Motor Co.                                             819
                                                                      ---------

               Bank Holding Companies - Money Center (0.6%)
       16,800  Bankers Trust New York Corp.                             1,462
                                                                      ---------
               Beverages - Soft Drinks (0.5%)
       40,000  PepsiCo, Inc.                                            1,195
                                                                      --------

               Biotechnology (0.3%)
       15,000  Amgen, Inc. *                                              913
                                                                      ----------

               Brokerage Firms (0.2%)
        8,500  Dean Witter, Discover & Co.                                581
                                                                      ----------

               Chemicals (1.3%)
       28,000  Avery Dennison Corp.                                     1,977
        8,000  Dow Chemical Co.                                           670
       22,000  Monsanto Co.                                               875
                                                                      ----------
                                                                        3,522
                                                                      ----------

               Chemicals - Specialty (0.3%)
       22,000  Morton International, Inc.                                 888
                                                                      ----------

               Communication - Equipment Manufacturers (0.6%)
       30,133  Lucent Technologies, Inc.                                1,544
                                                                      ----------

               Computer Software & Service (1.3%)
       53,000  Informix Corp. *                                         1,259
        7,000  Microsoft Corp. *                                        1,098
       32,400  Sterling Commerce, Inc. *                                1,020
                                                                      ----------
                                                                        3,377
                                                                      ----------

               Containers - Metals & Glass (0.4%)
       43,000  Ball Corp.                                               1,054
                                                                      ----------

               Electronics - Semiconductors (2.0%)
       22,000  Applied Materials, Inc. *                                  839
       13,000  Intel Corp.                                              1,649
       25,000  Motorola, Inc.                                           1,384
       59,000  National Semiconductor Corp. *                           1,446
                                                                      ----------
                                                                        5,318
                                                                      ----------

               Finance - Consumer (0.4%)
       22,000  Associates First Capital Corp.                           1,064
                                                                      ----------

               Foods (0.4%)
       36,000  Dean Foods Co.                                           1,004
                                                                      ----------

               Gaming Companies (0.1%)
        8,000  Anchor Gaming *                                            334
                                                                      ----------

               Healthcare - Diversified (0.4%)
        9,000  Bristol-Myers Squibb Co.                                 1,024
                                                                      ----------

               Healthcare - Miscellaneous (1.1%)
       45,800  COHR, Inc. *                                               962
       23,300  Total Renal Care Holdings, Inc. *                          798
       24,000  United HealthCare Corp.                                  1,035
                                                                      ----------
                                                                        2,795
                                                                      ---------

               Household Products (0.7%)
       16,000  Procter & Gamble Co.                                    1,740
                                                                      ---------

               Insurance - Property/Casualty (0.6%)
       15,000  American International Group, Inc.                      1,725
                                                                      --------

               Machinery - Diversified (0.9%)
       60,000  BW/IP, Inc.                                               915
       36,000  Deere & Co.                                             1,606
                                                                      --------
                                                                       2,521
                                                                      --------

               Medical Products & Supplies (0.9%)
       33,000  C.R. Bard, Inc.                                           924
       33,000  St. Jude Medical, Inc. *                                1,378
                                                                      --------
                                                                       2,302
                                                                      --------


               Office Equipment & Supplies (0.5%)
       16,000  Alco Standard Corp.                                       828
       10,100  Xerox Corp.                                               496
                                                                      --------
                                                                       1,324
                                                                      --------

               Oil - Domestic (0.4%)
       28,000  Unocal Corp.                                            1,141
                                                                      --------

               Oil - Exploration & Production (0.6%)
       45,000  Apache Corp.                                            1,637
                                                                      --------

               Oil & Gas Drilling (0.1%)
        5,000  Transocean Offshore, Inc.                                 301
                                                                      ---------

               Oil Well Equipment & Service (0.7%)
       30,000  Halliburton Co.                                         1,807
                                                                      ---------

               Paper & Forest Products (0.8%)
       45,000  Fort Howard Corp. *                                     1,271
       20,000  Weyerhaeuser Co.                                          920
                                                                      ---------
                                                                       2,191
                                                                      ---------

               Pollution Control (0.9%)
       32,000  Browning-Ferris Industries, Inc.                          860
       42,000  WMX Technologies, Inc.                                  1,512
                                                                      ---------
                                                                       2,372
                                                                      ---------

               Publishing (0.8%)
       42,000  American Greetings Corp.                                1,186
       17,000  Cognizant Corp. *                                         587
       17,000  Dun & Bradstreet Corp.                                    385
                                                                      ----------
                                                                       2,158
                                                                      ----------

               Restaurants (0.3%)
       40,000  Brinker International, Inc. *                             740
                                                                      ----------

               Retail - General Merchandising (0.4%)
       36,562  Dollar General Corp.                                    1,051
                                                                      ---------

               Retail - Specialty (0.7%)
       26,700  Abercrombie & Fitch Co. *                                 491
       19,600  Borders Group, Inc. *                                     715
       60,000  Phillips-Van Heusen Corp.                                 773
                                                                      ---------
                                                                       1,979
                                                                      ---------

               Specialized Services (0.2%)
       68,000  Leap Group, Inc. *                                        417
                                                                      --------

               Telephones (1.2%)
       40,000  360 Communications Co.                                    950
       18,000  AT&T                                                      707
       37,000  Sprint Corp.                                            1,549
                                                                     ---------
                                                                       3,206
                                                                     ---------
               Tobacco (0.9%)
       12,000  Philip Morris Companies, Inc.                           1,237
       38,000  RJR Nabisco Holdings Corp.                              1,216
                                                                     ---------
                                                                       2,453
                                                                     ---------

               Transportation - Miscellaneous (0.4%)
       45,000  APL Ltd.                                                1,080
                                                                     ---------
               Total domestic stocks (cost: $48,589)                  66,180
                                                                     ---------

   Principal
    Amount
     (000)
   --------

               U.S. Government & Agency Issue (4.7%)
 $  12,335  Federal Home Loan Mortgage Corp., 5.70%, 12/02/96
              (cost: $12,331)                                         12,331
                                                                    ----------
               Total investments (cost: $213,905)                 $  266,662
                                                                    ==========



_________________________
 *Non-income producing.




                          Portfolio Summary By Industry
                          -----------------------------

                         Healthcare                                    8.9 %
                         Telecommunications                            7.9
                         Oil                                           7.6
                         Banks                                         6.9
                         Retail                                        5.3
                         U.S. Government & Agency Issue                4.7
                         Electronics                                   3.8
                         Publishing                                    2.6
                         Conglomerates                                 2.5
                         Automobiles                                   2.3
                         Auto Parts                                    2.3
                         Electric Power                                2.3
                         Computer Software & Services                  2.2
                         Engineering & Construction                    2.1
                         Electrical Equipment                          1.9
                         Chemicals                                     1.9
                         Aerospace / Defense                           1.9
                         Machinery - Diversified                       1.6
                         Real Estate                                   1.6
                         Specialized Services                          1.6
                         Broadcasters                                  1.5
                         Building Materials                            1.5
                         Beverages - Soft Drinks                       1.4
                         Steel                                         1.4
                         Paper & Forest Products                       1.4
                         Manufacturing - Diversified                   1.3
                         Office Equipment & Supplies                   1.3
                         Transportation - Miscellaneous                1.3
                         Insurance - Multi-Line Companies              1.2
                         Tobacco                                       1.2
                         Computer Systems                              1.1
                         Brokerage Firm                                1.0
                         Other                                        12.9
                                                                   --------
                                                                     100.4 %
                                                                   ========


World Growth Fund
Notes to Portfolio of Investments in Securities

November 30, 1996
(Unaudited)




General Notes

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADS/ADR -- American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR -- Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


See accompanying notes to financial statements.




World Growth Fund
Statement of Operations
(In Thousands)


Six-month period ended November 30, 1996
(Unaudited)


Net investment income:
   Income (net of foreign taxes withheld of $231):
      Dividends                                                                                $  1,961
      Interest                                                                                      301
                                                                                               --------

        Total income                                                                              2,262
                                                                                              ---------

   Expenses:
      Management fees                                                                               941
      Transfer agent's fees                                                                         338
      Custodian's fees                                                                              155
      Postage                                                                                        50
      Shareholder reporting fees                                                                     10
      Trustees' fees                                                                                  2
      Registration fees                                                                              26
      Audit fees                                                                                     12
      Legal fees                                                                                      3
      Other                                                                                          12
                                                                                             -----------
         Total expenses                                                                           1,549
                                                                                             -----------
            Net investment income                                                                   713
                                                                                             -----------

Net realized  and  unrealized  gain on  investments  and  foreign  currency:
     Net realized gain (loss) on:
      Investments                                                                                 8,297
      Foreign currency transactions                                                                 (10)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                                 4,135
      Translation of assets and liabilities in foreign currencies                                     3
                                                                                              -----------
            Net realized and unrealized gain                                                     12,425
                                                                                              -----------
Increase in net assets resulting from operations                                               $ 13,138
                                                                                              ===========


See accompanying notes to financial statements.








World Growth Fund
Statements of Changes in Net Assets
(In Thousands)

Six-month period ended November 30, 1996
and Year ended May 31, 1996
(Unaudited)

                                                                           11/30/96            5/31/96
                                                                          ----------           -------
From operations:
   Net investment income                                                  $      713         $    2,196
   Net realized gain on investments                                            8,297             13,086
   Net realized loss on foreign currency transactions                            (10)               (16)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                              4,135             31,375
      Foreign currency translations                                                3                (11)
                                                                              -------          ---------
      Increase in net assets resulting from operations                        13,138             46,630
                                                                              -------         ----------
Distributions to shareholders from:
   Net investment income                                                      (1,667)            (1,299)
                                                                            ---------         ----------
   Net realized gains                                                        (15,223)            (3,705)
                                                                           ----------         ----------
From capital share transactions:
   Proceeds from shares sold                                                  34,604             70,067
   Shares issued for dividends reinvested                                     16,723              4,957
   Cost of shares redeemed                                                   (49,071)           (50,203)
                                                                           ----------          ---------
      Increase in net assets from capital share transactions                   2,256             24,821
                                                                           ----------          ---------
Net increase (decrease) in net assets                                         (1,496)            66,447
Net assets:
   Beginning of period                                                       267,192            200,745
                                                                           ----------          ---------
   End of period                                                          $  265,696         $  267,192
                                                                          ===========        ===========
Undistributed net investment income included in net assets:
   Beginning of period                                                    $    1,639         $      573
                                                                          ============       ===========
   End of period                                                          $      675         $    1,639
                                                                          ============       ===========
Change in shares outstanding:
   Shares sold                                                                 2,318              4,996
   Shares issued for dividends reinvested                                      1,132                371
   Shares redeemed                                                            (3,275)            (3,613)
                                                                          ------------        -----------
      Increase in shares outstanding                                             175              1,754
                                                                          ============        ===========


See accompanying notes to financial statements.



World Growth Fund

Notes to Financial Statements

November 30, 1996
(Unaudited)

(1)   Summary of Significant Accounting Policies
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the World Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the
Internal Revenue Code   applicable   to  regulated   investment   companies
and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications were made to the statement of assets and liabilities at May 31, 1996 to increase accumulated undistributed net investment income by $184,506 and to decrease accumulated net realized gain on investments by $184,506.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)   Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 14, 1997, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1996.

(3)   Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4)   Investment Transactions
Purchases and sales of securities, excluding short-term securities, for the six-month period ended November 30, 1996 were $69,647,347 and $78,527,442, respectively.

Gross unrealized appreciation and depreciation of investments as of November 30, 1996 was $60,406,181 and $7,649,241, respectively.

(5)   Foreign Currency Contracts
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1996, the terms of open foreign currency contracts were as follows (in thousands):


                                      U.S. Dollar                         U.S. Dollar      Unrealized
  Exchange       Currency to be       Value as of     Currency to be       Value as of    Appreciation
    Date            Delivered          11/30/96          Received           11/30/96     (Depreciation)
  --------         ----------          --------          --------           --------      ------------

 12/02/96      2 Australian Dollar     $      1       1 U.S. Dollar         $     1          $   -
 12/02/96      9,365 Japanese Yen            82      83 U.S. Dollar              83              1
 12/02/96     1,612 Philippine Peso          61      61 U.S. Dollar              61             -
 12/02/96        634 U.S. Dollar            634    3,275 French Franc           627             (7)
 12/03/96     421 Australian Dollar         342      341 U.S. Dollar            341             (1)
12/03/96       548 Philippine Peso           21      21 U.S. Dollar              21              -
12/03/96       86 Singapore Dollar           61      61 U.S. Dollar              61              -
12/03/96       2,517 Japanese Yen            22      22 U.S. Dollar              22          -
 12/03/96        17 U.S. Dollar              17     25 Deutsche Mark             16             (1)
 12/03/96        10 U.S. Dollar              10     258 Thailand Baht            10              -
 12/04/96       18 British Pound             30      30 U.S. Dollar              30              -
 12/04/96      599 Philippine Peso           23      23 U.S. Dollar              23              -
 12/04/96      86 Singapore Dollar           61      61 U.S. Dollar              61              -
 12/04/96         3 U.S. Dollar               3      5 Deutsche Mark              3              -
12/04/96         12 U.S. Dollar              12     303 Thailand Baht            12              -
 12/05/96       7 Philippine Peso             1       1 U.S. Dollar               1              -
 12/05/96     50 Australian Dollar           40      40 U.S. Dollar              40              -
 12/05/96        737 U.S. Dollar            737    988 Canadian Dollar          733             (4)
 12/05/96        76 U.S. Dollar              76     117 Deutsche Mark            76              -
 12/06/96        19 U.S. Dollar              19     29 Deutsche Mark             19              -
                                       --------                             ---------        -------
                                       $  2,253                             $ 2,241          $ (12)
                                       ========                             =========        =======




(6)   Transactions with Manager

A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no fee or other remuneration for such services.

(7)   Financial Highlights

Per share operating performance for a share outstanding throughout each period is as follows:


                               Six-month                                Eight-month
                             Period Ended         Year Ended           Period Ended     Year Ended
                             November 30,           May 31,               May 31,      September 30,
                                 1996          1996        1995            1994            1993
                                ------         ----        -----          ------          -----
Net asset value at
   beginning of period       $    15.50     $    12.96    $    12.71     $    11.80     $  10.00
Net investment income               .05            .12           .07            .04(b)       .05
Net realized and
   unrealized gain                  .72           2.73           .46            .93         1.75
Distributions from net
   investment income               (.10)          (.08)        -               (.01)        -
Distributions of realized
   capital gains                   (.91)          (.23)         (.28 )         (.05)        -
                                ---------        -------       --------       -------      ------
Net asset value at
   end of period             $    15.26     $    15.50    $    12.96     $    12.71     $  11.80
                                =========       =========      ========       =======      ======

Total return (%) *                 5.33          22.43          4.26           8.25        18.00
Net assets at end
   of period (000)           $  265,696     $  267,192    $  200,745     $  143,367     $ 68,818
Ratio of expenses to
   average net assets (%)          1.23(a)        1.27          1.28           1.28(a)      1.70
Ratio of net investment
   income to average
   net assets (%)                   .57(a)         .96           .69            .42(a)       .75
Portfolio turnover (%)            28.88          60.97         58.88          37.64        45.57
Average commission
   rate paid per share +     $    .0089     $    .0006

  * Assumes reinvestment of all dividend income and captial gain distributions during the period.
  + Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.
